Dividends (Details) - USD ($) $ / shares in Units, $ in Millions									12 Months Ended
	Nov. 29, 2019	Oct. 31, 2019	Aug. 30, 2019	Jul. 24, 2019	May 31, 2019	Apr. 25, 2019	Mar. 13, 2019	Feb. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends
Interim dividend paid	$ (33)		$ (33)		$ (33)		$ (33)		$ (132)	$ (132)	$ (165)
Interim dividend declared		$ 0.14		$ 0.14		$ 0.14		$ 0.14
Dividend One
Dividends
Interim dividend paid									$ (33)	$ (33)	(67)
Interim dividend per share									$ 0.14	$ 0.14
Dividend Two
Dividends
Interim dividend paid									$ (33)	$ (33)	(33)
Interim dividend per share									$ 0.14	$ 0.14
Dividend Three
Dividends
Interim dividend paid									$ (33)	$ (33)	(32)
Interim dividend per share									$ 0.14	$ 0.14
Dividend Four
Dividends
Interim dividend paid									$ (33)	$ (33)	$ (33)
Interim dividend per share									$ 0.14	$ 0.14